Derivative Financial Instruments - Notional and Fair Values (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	$ 2,281.1	$ 2,601.9	$ 2,904.0
Derivatives, Liability Fair Value	5,093.7	5,685.4	5,891.1
Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	72,899.7	71,010.3
Interest rate contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	70,679.3	69,719.2	63,993.8
Interest rate contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	1,700.6	1,981.1	2,227.6
Derivatives, Liability Fair Value	1,314.3	1,545.0	1,548.7
Interest rate caps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	6,500.0	4,500.0	8,800.0
Derivatives, Asset Fair Value		17.7
Derivatives, Liability Fair Value		0.6
Interest rate caps | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	52.9	17.7	40.0
Derivatives, Liability Fair Value	10.5	0.6	3.5
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,811.9	1,985.8
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,811.9	1,985.8	1,880.6
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	16.1	11.3	12.2
Derivatives, Liability Fair Value	84.8	95.0	134.4
Equity contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,927.1	3,967.0
Equity contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	13,935.1	14,890.4	15,797.4
Equity contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	127.2	103.4	69.1
Derivatives, Liability Fair Value	53.5	235.1	28.3
Credit contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,086.0	3,106.0
Credit contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,086.0	3,106.0	3,368.8
Credit contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	45.1	63.3	178.0
Derivatives, Liability Fair Value	31.0	52.7	231.3
Managed custody guarantees | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0	0
Derivatives, Liability Fair Value	0	0	1.0
Cash Flow Hedging | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	937.5	1,000.0	1,000.0
Cash Flow Hedging | Interest rate contracts | Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	188.0	215.4	174.0
Derivatives, Liability Fair Value	0	0	0
Fair Value Hedging | Interest rate contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,282.9	291.1	358.2
Fair Value Hedging | Interest rate contracts | Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0
Derivatives, Liability Fair Value	187.0	16.4	13.1
Within fixed maturity investments
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	204.1	227.4	243.1
Derivatives, Liability Fair Value	0	0	0
Within annuity products
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0	0
Derivatives, Liability Fair Value	3,268.3	3,571.7	3,797.1
Within reinsurance agreements
Derivatives, Fair Value [Line Items]
Derivatives, Asset Fair Value	0	0	0
Derivatives, Liability Fair Value	$ 154.8	$ 169.5	$ 137.2